Business Acquisitions, Dispositions, Goodwill and Intangible Assets Pro Forma Financial Data (Tables) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 18,044	$ 16,510	$ 16,705	$ 15,242	$ 15,680	$ 15,062	$ 15,280	$ 13,815	$ 66,501	$ 59,837	$ 57,244
Operating Income (Loss)									8,553	8,138	$ 8,221
Pro Forma Nonrecurring Adjustment, Inclusion of B/E Aerospace									0	(51)
Rockwell Collins [Member]
Revenues									778
Operating Income (Loss)									11
Business Acquisition, Pro Forma Revenue									74,136	68,033
Business Acquisition, Pro Forma Net Income (Loss)									$ 6,064	$ 4,662
Basic Earnings Per Share, Pro Forma									$ 6.82	$ 5.45
Diluted Earnings Per Share Pro Forma									$ 6.76	$ 5.39
Pro Forma Nonrecurring Adjustment, Amortization of inventory and fixed asset fair value adjustment									$ 58	$ (192)
Pro Forma Nonrecurring Adjustment, Amortization of acquired Rockwell Collins intangible assets, net									193	202
Pro Forma Nonrecurring Adjustment, Utilization of contractual customer obligation									16	116
Pro Forma Nonrecurring Adjustment, UTC/Rockwell fees for advisory, legal, accounting services									212	(212)
Pro Forma Nonrecurring Adjustment, Interest expense incurred on acquisition financing, net									(199)	(234)
Pro Forma Nonrecurring Adjustment, Elimination of capitalized pre-production engineering amortization									63	42
Pro Forma Nonrecurring Adjustment, Adjustment to net periodic pension cost									42	34
Pro Forma Nonrecurring Adjustment, Adjustment to reflect the adoption of ASC 606									106	0
Pro Forma Nonrecurring Adjustment, Elimination of entities held for sale									(47)	(35)
Pro Forma Nonrecurring Adjustments, Net									$ 58	$ (734)